NOTES PAYABLE – NON-RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE TO NON-RELATED PARTIES

	December 31,	December 31,
	2021	2020

Loan secured by a tour bus, payable in monthly payments of $1,426 including interest at 12% per annum through January 2023 when the remaining balance is payable.	$12,939	$15,649

Total recorded as current liability	$12,939	$15,649